Government Grants - Schedule of Government Grants (Details) - Government Grants [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of Government Grants [Line Items]
At 1 January	$ 178,252	$ 316,754
Received during the period/year	(560,375)	(1,938,980)
Amount recognized in the statement of comprehensive loss	965,162	1,800,478
At 30 June	583,039	178,252
Current assets	933,126	588,863
Current liabilities	(350,087)	(410,611)
Total	$ 583,039	$ 178,252